Related party transactions - Related Party Share Activity (Details) - Related parties - shares	Dec. 31, 2022	Jun. 24, 2022	Jun. 22, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Class A Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	240,099,199	241,264,235	197,026,729	197,026,729		14,371,808
Class B Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	1,642,233,575	1,642,233,575	21,607,374	21,607,374	18,032,787
Geely | Class A Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	35,526,575	36,691,611	0	0
Geely | Class B Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	0	0	4,262,295	4,262,295		4,262,295
Volvo Cars | Class A Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		204,572,624	97,685,904
Volvo Cars | Class B Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		814,219,838	17,345,079
PSD Investment Limited | Class A Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	0	0	99,340,825	99,340,825		7,185,904
PSD Investment Limited | Class B Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	828,013,737	828,013,737	0	0
Snita Holding B.V. | Class A Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	204,572,624			95,961,904		7,185,904
Snita Holding B.V. | Class B Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	814,219,838			17,345,079
PS Investment | Class A Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	0			1,724,000